Note 12 - Stock Option and Incentive Plan (Details) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 08, 2006	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Note 12 - Stock Option and Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)		48,102,924		48,102,924		1,112,310
Restriction Period on Restricted Stock Grants, Expiration Rate Per Quarter Over One Year	25.00%
Restriction Period on Restricted Stock Grants, Expiration Rate Per Year Over Four Year	25.00%
Options Vesting and Exercisability Rate Per Quarter Over One Year	25.00%
Term of Options	5 years			5 years
Allocated Share-based Compensation Expense						$ 704,000	$ 1,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)						$ 0.14	$ 1.07
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)						46,875	377,699
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term				2 years 146 days	3 years 36 days	2 years 328 days	3 years 73 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value				45,000	41,000	406,000	541,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		0		0		0	0
Expiration Rate Per Year of Restriction Period on Restricted Stock Grants		25.00%		25.00%
Expiration Period Of Restricted Stock Grants				4 years
Share-based Compensation		107,000	130,000	30,488	570,402	704,188	1,053,478
Restricted Stock [Member]
Note 12 - Stock Option and Incentive Plan (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		32,000		32,000		96,000	465,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				1 year 73 days		1 year 328 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value				700	229,000	256,000	161,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)				0
Employee Stock Option [Member]
Note 12 - Stock Option and Incentive Plan (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 17,000		$ 17,000		$ 94,000	$ 520,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				146 days		1 year	1 year 6 months